Stockholders' equity (Schedule of Reconciliation of Number of Shares Outstanding) (Details) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of classes of share capital [abstract]
Shares outstanding at beginning of year	463,979	466,919
Repurchase of capital shares, net	(2,898)	(2,940)
Shares outstanding at year end	463,243	463,979